Fair Value Measurements - Additional Information - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) quotesPerInvestment	Dec. 31, 2023 USD ($) quotesPerInvestment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	3.0	2.9
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 286.8
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	286.8
Total, Privately-held Investments	311.0
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3	0.0	$ 12.1
Transfers Into Level 3	0.0	5.3
Settlements and sales	$ (239.7)	(137.2)
Equity Securities | Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3		(6.6)
Transfers Into Level 3		0.0
Settlements and sales		$ 0.0